REPORTABLE SEGMENTS Q	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
REPORTABLE SEGMENTS	REPORTABLE SEGMENTS
The Company manages and reports its activities in the following operating businesses: Digital Assets and Data Centers. In the first quarter of 2025, the Company began managing and reporting activities in these two operating segments consistent with changes in our operations and management reporting. In determining the Company’s segment structure, the Company considered the basis on which the chief operating decision maker (“CODM”), as well as other members of senior management, review the financial and operational performance of the Company. The Company’s CODM is its chief executive officer. The CODM primarily relies on segment net income after taxes to evaluate the performance of each reportable segment. In accordance with ASC 280, Segment Reporting, the Company has recast its historical segment information to conform to the current segment structure.
Digital Assets
The Digital Assets segment is comprised of the Company’s counterparty trading activities, lending, advisory and capital market activities, validator staking services, the Company’s asset management business which manages investments in the digital asset ecosystem both on behalf of the Company and external limited partners, and the GK8 self-custody technology business. The Digital Assets segment generates revenue from digital assets sales, fee income, blockchain rewards and lending. It includes realized and unrealized gains and losses on certain digital assets and equity investments. The Digital Assets segment also incurs the portion of the Company’s interest expense used to fund its trading and lending activities and incurs the majority of digital assets sales costs. Management fees generated off the Company’s principal investments and fees generated from staking the Company’s proprietary digital assets are eliminated in the Treasury and Corporate segment.
Data Centers
The Data Centers segment comprises the Helios infrastructure assets. Our Data Centers segment develops, and will in the future operate, HPC infrastructure to meet the growing demand for large-scale, power-ready facilities in the AI/HPC industry.
Treasury and Corporate
The Treasury and Corporate segment includes the Company’s proprietary trading and mining activities, as well as the Company’s principal investments. It includes realized and unrealized gains and losses on the majority of the Company’s digital assets and equity investments. The Company’s unallocated corporate overhead, other unallocated costs not identifiable to the other reportable segments, and eliminations of inter-segment transactions as required for consolidation. Transactions between segments are based on specific criteria or approximate market rates for comparable services.
The Company’s chief operating decision maker reviews compensation expenses separately from other segment items, which include transaction expenses, general and administrative expenses, technology and marketing costs, as well as professional fees.
Assets and liabilities by each of the reportable segments as of June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,575,486	$771,907	$4,738,558	$9,085,951
Total liabilities	$3,037,783	$33,144	$3,390,806	$6,461,733
Assets and liabilities by each of the reportable segments as of December 31, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Total assets	$3,723,814	$199,694	$3,196,347	$7,119,855
Total liabilities	$3,163,499	$—	$1,762,004	$4,925,503
Income and expenses by each of the reportable segments for the three months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,655,745	$—	$5,810	$8,661,555
Gains / (losses) from operations	55,470	—	339,624	395,094
Revenues and gains / (losses) from operations	8,711,215	—	345,434	9,056,649

Transaction expenses	8,596,478	—	33,462	8,629,940
Impairment of digital assets	43,307	—	84,170	127,477
Compensation and benefits	45,347	—	19,622	64,969
Notes interest expense	—	—	14,240	14,240
Depreciation and amortization	3,560	—	3,898	7,458
Other expenses	25,058	—	21,114	46,172
Operating expenses	8,713,750	—	176,506	8,890,256

Unrealized gain / (loss) on notes payable – derivative	—	—	(125,150)	(125,150)
Other income / (expense), net	—	—	918	918
Total other income / (expense)	—	—	(124,232)	(124,232)

Net income / (loss) for the period, before taxes	$(2,535)	$—	$44,696	$42,161
Income tax benefit	—	—	11,470	11,470
Net income / (loss) for the period	$(2,535)	$—	$33,226	$30,691
Income and expenses by each of the reportable segments for the three months ended June 30, 2024 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$8,858,973	$—	$23,918	$8,882,891
Gains / (losses) from operations	(3,073)	—	(15,107)	(18,180)
Revenues and gains / (losses) from operations	8,855,900	—	8,811	8,864,711

Transaction expenses	8,810,103	—	24,733	8,834,836
Impairment of digital assets	10,333	—	46,614	56,947
Compensation and benefits	45,374	—	15,879	61,253
Notes interest expense	—	—	7,040	7,040
Depreciation and amortization	3,182	1,800	5,974	10,956
Other expenses	17,932	—	14,426	32,358
Operating expenses	8,886,924	1,800	114,666	9,003,390

Unrealized loss on notes payable - derivative	—	—	(2,573)	(2,573)
Other income / (expense), net	—	—	1,612	1,612
Total other income / (expense)	—	—	(961)	(961)

Net income / (loss) for the year, before taxes	$(31,024)	$(1,800)	$(106,816)	$(139,640)
Income tax expense / (benefit)	—	—	(14,044)	(14,044)
Net income / (loss) for the period	$(31,024)	$(1,800)	$(92,772)	$(125,596)
Income and expenses by each of the reportable segments for the six months ended June 30, 2025 were as follows:

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$21,627,274	$—	$10,487	$21,637,761
Gains / (losses) from operations	147,840	—	126,923	274,763
Revenues and gains / (losses) from operations	21,775,114	—	137,410	21,912,524

Transaction expenses	21,517,337	—	59,612	21,576,949
Impairment of digital assets	121,615	—	118,291	239,906
Compensation and benefits	84,173	1,263	36,486	121,922
Notes interest expense	—	—	28,311	28,311
Depreciation and amortization	7,115	1,251	11,705	20,071
Other expenses	43,879	385	106,529	150,793
Operating expenses	21,774,119	2,899	360,934	22,137,952

Unrealized gain / (loss) on notes payable – derivative	—	—	(35,544)	(35,544)
Other income / (expense), net	—	—	1,590	1,590
Total other income / (expense)	—	—	(33,954)	(33,954)

Net income / (loss) for the period, before taxes	$995	$(2,899)	$(257,478)	$(259,382)
Income tax expense / (benefit)	—	—	5,358	5,358
Net income / (loss) for the period	$995	$(2,899)	$(262,836)	$(264,740)
Income and expenses by each of the reportable segments for the six months ended June 30, 2024 is as follows (unaudited):

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	Totals
Revenues	$18,161,542	$—	$56,721	$18,218,263
Net gain/ (loss) on digital assets	(40,158)	—	364,536	324,378
Net gain / (loss) on investments	2,520	—	(40,989)	(38,469)
Net gain / (loss) on derivatives trading	101,523	—	87,439	188,962
Gains / (losses) from operations
Revenues and gains / (losses) from operations	18,225,427	—	467,707	18,693,134

Transaction expenses	18,073,294	—	49,632	18,122,926
Impairment of digital assets	19,267	—	63,206	82,473
Compensation and benefits	87,649	—	34,675	122,324
Notes interest expense	—	—	14,016	14,016
Depreciation and amortization	4,489	3,474	12,493	20,456
Other expenses	31,982	—	30,682	62,664
Operating expenses	18,216,681	3,474	204,704	18,424,859

Unrealized loss on notes payable - derivative	—	—	(12,286)	(12,286)
Other income / (expense), net	—	—	1,825	1,825
Total other income / (expense)	—	—	(10,461)	(10,461)

Net income / (loss) for the year, before taxes	$8,746	$(3,474)	$252,542	$257,814
Income tax expense / (benefit)	—	—	(4,717)	(4,717)
Net income / (loss) for the period	$8,746	$(3,474)	$257,259	$262,531